CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 25, 2012
Statement of Financial Position [Abstract]
Receivables, allowances	$ 3,666,000	$ 2,626,000
Property and equipment, net, related to VIEs	9,347,000	9,870,000
Notes receivable, allowances	724,000	563,000
Long-term debt, related to VIEs	13,157,000	13,408,000
Variable Interest Entity, Consolidated, Carrying Amount, Other Long Term Liabilities	$ 21,333	$ 20,220
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	63,789,730	50,569,730
Common stock, shares outstanding (in shares)	63,789,730	50,569,730